Revenue (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Disaggregation of Revenue From Customers by Major Services and Products
Disaggregation of revenue from customers by major services and products:

	2018	2019	2020
Voice usage and monthly fees	32,486	26,440	23,183
Broadband and mobile data services	148,431	146,534	150,730
Data and internet application services	26,489	37,218	47,923
Other value-added services	24,606	21,251	21,287
Interconnection fees	13,708	12,893	12,307
Transmission lines usage and associated services	14,178	15,595	16,519
Other services	3,785	4,456	3,865

Total service revenue	263,683	264,387	275,814
Sales of telecommunications products	27,194	26,128	28,024

Total	290,877	290,515	303,838

Include:
Revenue from contracts with customers within the scope of IFRS 15	289,810	289,332	302,732
Revenue from other sources	1,067	1,183	1,106